Intangibles (Details) (USD $)	1 Months Ended		12 Months Ended			30 Months Ended
	Jun. 30, 2009	Oct. 31, 2006 Property	Dec. 31, 2011 Y	Dec. 31, 2010 Y	Dec. 31, 2009	Mar. 31, 2009	Oct. 05, 2006
Intangibles disclosure, details
Intangible assets, gross			$ 574,000,000	$ 511,400,000
Intangible assets, accumulated amortization			200,200,000	195,000,000
Remaining weighted-average amortization period of intangible assets (in years)			11	9
Intangibles, below market lease and above market ground lease			219,600,000	233,500,000
Intangible liabilities, below market lease and above market ground lease, accumulated amortization			95,500,000	85,400,000
Approximate remaining weighted-average amortization period of unfavorable market lease intangibles (in years)			8	8
Additional revenues from the amortization of net below market lease intangibles included in rental income			6,200,000	8,200,000	16,300,000
Additional expense from the amortization of net above market ground lease intangibles included in operating expenses			600,000	400,000	400,000
Additional expense from the amortization of lease-up and non-compete agreement intangibles included in depreciation and amortization expense			44,800,000	45,700,000	63,300,000
Allocated intangibles, CRP merger			13,798,000	13,740,000			35,000,000
Number of properties allocated CRP intangibles		15
Misstatement, valuation error, overstatement of intangible assets and understatement of building and improvements	28,000,000
Misstatement, understatement of revenues change						6,000,000
Misstatement, understatement of depreciation expense						2,000,000
Estimated aggregate amortization of Intangible Assets
Estimated aggregate amortization of intangible assets, 2012			52,327,000
Estimated aggregate amortization of intangible assets, 2013			50,087,000
Estimated aggregate amortization of intangible assets, 2014			47,386,000
Estimated aggregate amortization of intangible assets, 2015			44,560,000
Estimated aggregate amortization of intangible assets, 2016			41,571,000
Estimated aggregate amortization of intangible assets, thereafter			137,832,000
Total amortization of intangible assets			373,763,000
Estimate aggregate amortization of Intangible Liabilities
Estimated aggregate amortization of intangible liabilities, 2012			17,841,000
Estimated aggregate amortization of intangible liabilities, 2013			17,387,000
Estimated aggregate amortization of intangible liabilities, 2014			16,925,000
Estimated aggregate amortization of intangible liabilities, 2015			16,391,000
Estimated aggregate amortization of intangible liabilities, 2016			15,931,000
Estimated aggregate amortization of intangible liabilities, thereafter			39,667,000
Total amortization of intangible liabilities			$ 124,142,000